As filed with the Securities and Exchange Commission on December 16, 2013

Registration No. 333-61366

811-10385

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 103	☒

(Check appropriate box or boxes)

Pacific Life Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 20, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 99 to the Registration Statement for the Pacific Life Funds (the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Registrant’s PEA No. 98, which was filed with the Securities and Exchange Commission on October 3, 2013. This PEA No. 99 is filed solely for the purpose of designating December 20, 2013 as the new effective date of PEA No. 98.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 99 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 16th day of December, 2013.

PACIFIC LIFE FUNDS

By:	/s/ Audrey L. Cheng
Audrey L. Cheng
Assistant Vice President and Counsel
Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 99 to the Registration Statement of Pacific Life Funds has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman and Trustee (Principal Executive Officer)	December 16, 2013

Mary Ann Brown*	Chief Executive Officer	December 16, 2013

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	December 16, 2013

Gale K. Caruso*	Trustee	December 16, 2013

Lucie H. Moore*	Trustee	December 16, 2013

G. Thomas Willis*	Trustee	December 16, 2013

Frederick L. Blackmon*	Trustee	December 16, 2013

Nooruddin S. Veerjee*	Trustee	December 16, 2013

*By:	/s/ Audrey L. Cheng	December 16, 2013
Audrey L. Cheng,
as attorney-in-fact pursuant to power of attorney filed herewith